Risk Management - Summary For Allowances For Loan Losses According to IFRS 9 (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ (978,754)	$ (1,081,658)
Loans and receivables to Amortized Cost [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(947,812)	(1,041,873)	$ (880,117)
Interbank loans [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(353)	(10)
Provisions for contingent loans risk [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ (30,589)	$ (39,775)